RELATED PARTY TRANSACTIONS - Disclosure of information about key management personnel (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Related party transactions [abstract]
Salaries	$ 491	$ 391	$ 410
Directors' fees	6	35	36
Share-based compensation	504	85	60
Related party transactions, Total	$ 1,001	$ 511	$ 506